UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
Net (loss) income		$ 24,390	$ (11,239)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization		35,815	24,467
Amortization of deferred tax benefits on intra-group transfers		(1,744)	(1,744)
Amortization of deferred charges and affiliate guarantee		(2,427)	1,093
Gain on disposals to Golar Partners (includes amortization of deferred gains)		(103,790)	(35,036)
Equity in net earnings of affiliates		(7,225)	(7,084)
Dividend income from available-for-sale securities and cost investments recognized in operating income		(7,495)	(12,855)
Dividends received		25,678	30,153
Drydocking expenditure		(10,405)	(3,203)
Stock-based compensation		3,500	241
Loss on disposal of available-for-sale securities		3,011	0
Loss on sale of vessel	[1]	5,824	0
Net foreign exchange loss (gain)		1,601	(839)
Impairment on vessel held for sale'		1,032	0
Change in assets and liabilities, net of effects from disposals to Golar Partners:
Trade accounts receivable		(3,611)	(7,443)
Inventories		(421)	(1,285)
Prepaid expenses, accrued income and other assets		(26,463)	29,491
Amounts due from/to related companies		(3,545)	(1,662)
Trade accounts payable		627	(6,548)
Accrued expenses and deferred income		11,735	4,696
Other liabilities		(22,267)	(8,795)
Net cash used in operating activities		(76,180)	(7,592)
INVESTING ACTIVITIES
Additions to vessels and equipment		(727)	(2,224)
Additions to newbuildings		(392,423)	(459,041)
Additions to assets under development		(64,499)	(165,078)
Repayment of short-term loan granted to third party		400	0
Short-term loan granted to Golar Partners		0	(20,000)
Repayment of short-term loan granted to Golar Partners		20,000	0
Proceeds from disposal of business to Golar Partners, net of cash disposed	[2]	126,872	148,048
Proceeds from disposal of investment in available-for-sale securities		207,428	0
Restricted cash and short-term investments		39,064	23,433
Net cash used in investing activities		(83,885)	(474,862)
FINANCING ACTIVITIES
Proceeds from issuance of equity, net of issue costs		0	661,582
Proceeds from short-term debt		393,989	67,559
Proceeds from long-term debt (including related parties)		163,076	289,203
Repayments of short-term and long-term debt (including related parties)		(121,716)	(132,941)
Financing costs paid		(10,997)	(7,853)
Cash dividends paid		(80,892)	(36,271)
Proceeds from exercise of share options		23	511
Net cash provided by financing activities		343,483	841,790
Net increase in cash and cash equivalents		183,418	359,336
Cash and cash equivalents at beginning of period		191,410	125,347
Cash and cash equivalents at end of period		374,828	484,683
LNG Abuja
INVESTING ACTIVITIES
Additions to vessels and equipment	[3]	$ (20,000)	$ 0

[1]	The sale of the Golar Viking to Equinox in February 2015 was funded by a bridging loan facility and seller's credit (See note 13).
[2]	In addition to the cash consideration received for the sale of the Golar Eskimo in January 2015, there was a non-cash consideration in relation to Golar Partner's assumption of the bank debt of $162.8 million and vendor loan of $220 million provided by us (See note 4). As of June 30, 2015, Golar Partners have repaid $120.0 million of the vendor loan.
[3]	LNG Abuja was acquired in April 2015 for $20.0 million. In July 2015, we sold the vessel to a third party. Therefore as at June 30, 2015, the vessel was classified as 'Held for Sale'.